PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks
Aerospace & Defense 1.5%
Airbus SE (France)	49,991	$5,852,269
Raytheon Technologies Corp.(a)	73,645	7,005,113
Spirit AeroSystems Holdings, Inc. (Class A Stock)	45,974	1,444,503
		14,301,885
Airlines 0.3%
Hawaiian Holdings, Inc.*	51,328	911,072
Sun Country Airlines Holdings, Inc.*(a)	77,872	1,841,673
		2,752,745
Automobiles 3.0%
General Motors Co.*	96,708	3,740,665
Tesla, Inc.*	32,619	24,733,683
		28,474,348
Banks 7.4%
Associated Banc-Corp.	83,826	1,735,198
Bank of America Corp.	253,997	9,448,688
BankUnited, Inc.	75,735	3,155,120
Berkshire Hills Bancorp, Inc.	48,476	1,265,708
Brookline Bancorp, Inc.	126,642	1,794,517
Cathay General Bancorp	21,481	883,084
Citigroup, Inc.	67,888	3,625,898
Eastern Bankshares, Inc.	47,145	917,913
Enterprise Financial Services Corp.	22,423	1,038,409
First Bancorp	59,649	2,235,048
First Commonwealth Financial Corp.	127,087	1,780,489
First Foundation, Inc.	139,970	3,156,324
Fulton Financial Corp.	66,497	1,053,978
Hilltop Holdings, Inc.(a)	48,195	1,446,332
International Bancshares Corp.	42,058	1,763,492
JPMorgan Chase & Co.	80,388	10,629,705
Metropolitan Bank Holding Corp.*	10,718	827,751
OFG Bancorp (Puerto Rico)	20,541	582,132
PacWest Bancorp	68,860	2,174,599
Pinnacle Financial Partners, Inc.	24,497	1,994,546
PNC Financial Services Group, Inc. (The)	43,401	7,612,969
Simmons First National Corp. (Class A Stock)	22,660	582,589
Towne Bank	25,325	746,581
Truist Financial Corp.	144,868	7,205,734

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
UMB Financial Corp.	15,307	$1,413,602
Wintrust Financial Corp.	25,774	2,252,390
		71,322,796
Beverages 0.6%
PepsiCo, Inc.	33,295	5,585,236
Biotechnology 1.1%
Alkermes PLC*	37,644	1,123,673
Amicus Therapeutics, Inc.*	95,486	727,603
Apellis Pharmaceuticals, Inc.*	61,346	2,542,792
Avid Bioservices, Inc.*(a)	105,448	1,409,840
Biohaven Pharmaceutical Holding Co. Ltd.*	5,993	861,374
Editas Medicine, Inc.*(a)	58,625	667,739
Ironwood Pharmaceuticals, Inc.*	117,440	1,323,549
Nurix Therapeutics, Inc.*	42,232	426,121
Prothena Corp. PLC (Ireland)*	23,194	631,572
REGENXBIO, Inc.*	44,002	925,802
		10,640,065
Building Products 1.5%
Armstrong World Industries, Inc.	16,772	1,400,462
JELD-WEN Holding, Inc.*	93,068	1,752,470
Johnson Controls International PLC	115,025	6,270,013
UFP Industries, Inc.	23,258	1,795,518
Zurn Water Solutions Corp.	97,269	2,803,292
		14,021,755
Capital Markets 3.4%
Blackstone, Inc.	40,844	4,811,015
Bridge Investment Group Holdings, Inc. (Class A Stock)	117,644	2,271,706
Brightsphere Investment Group, Inc.	128,312	2,616,282
Focus Financial Partners, Inc. (Class A Stock)*	29,748	1,121,499
Goldman Sachs Group, Inc. (The)	36,760	12,015,006
Hamilton Lane, Inc. (Class A Stock)	16,545	1,150,705
Houlihan Lokey, Inc.	36,266	3,116,700
Lazard Ltd. (Class A Stock)	59,435	2,095,678
Moelis & Co. (Class A Stock)	47,227	2,215,891
Open Lending Corp. (Class A Stock)*	91,752	1,207,456
		32,621,938

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.6%
Avient Corp.	99,347	$4,887,872
Linde PLC (United Kingdom)	29,214	9,485,202
Livent Corp.*(a)	33,905	1,077,840
		15,450,914
Commercial Services & Supplies 0.3%
ACV Auctions, Inc. (Class A Stock)*(a)	169,640	1,431,761
Harsco Corp.*	126,126	1,046,846
		2,478,607
Communications Equipment 0.5%
Cisco Systems, Inc.	91,712	4,131,626
Extreme Networks, Inc.*	85,373	846,900
		4,978,526
Construction & Engineering 0.9%
Great Lakes Dredge & Dock Corp.*	347,378	5,106,457
WillScot Mobile Mini Holdings Corp.*	87,777	3,136,272
		8,242,729
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*(a)	95,422	2,605,975
Consumer Finance 1.0%
Capital One Financial Corp.	42,045	5,375,874
SLM Corp.	239,793	4,697,545
		10,073,419
Containers & Packaging 0.9%
Crown Holdings, Inc.	80,891	8,448,256
Diversified Telecommunication Services 0.1%
Bandwidth, Inc. (Class A Stock)*(a)	35,619	749,424
Electric Utilities 0.5%
NextEra Energy, Inc.	58,871	4,455,946
Electrical Equipment 0.5%
Atkore, Inc.*	12,459	1,357,034
AZZ, Inc.	23,813	1,065,870

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Encore Wire Corp.	14,747	$1,843,670
GrafTech International Ltd.	86,634	751,983
		5,018,557
Electronic Equipment, Instruments & Components 0.9%
Belden, Inc.	21,625	1,245,168
Knowles Corp.*	59,603	1,145,570
Littelfuse, Inc.	10,152	2,743,070
Sanmina Corp.*	45,191	1,983,433
Vishay Intertechnology, Inc.	54,703	1,118,129
		8,235,370
Energy Equipment & Services 1.2%
Cactus, Inc. (Class A Stock)	74,472	3,903,822
NexTier Oilfield Solutions, Inc.*	65,186	710,528
Patterson-UTI Energy, Inc.	147,270	2,809,912
RPC, Inc.*	83,487	781,438
Schlumberger NV	68,796	3,161,864
		11,367,564
Entertainment 0.6%
Netflix, Inc.*	15,810	3,121,526
ROBLOX Corp. (Class A Stock)*(a)	21,416	641,195
Spotify Technology SA*	17,798	2,007,081
		5,769,802
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexander & Baldwin, Inc.	46,972	958,229
American Assets Trust, Inc.	38,906	1,326,695
American Tower Corp.	9,784	2,505,976
Apple Hospitality REIT, Inc.	55,768	931,883
Cousins Properties, Inc.	80,134	2,768,630
Independence Realty Trust, Inc.	141,205	3,319,729
Industrial Logistics Properties Trust	70,144	1,070,397
LXP Industrial Trust(a)	86,250	997,050
National Storage Affiliates Trust	61,767	3,239,679
Plymouth Industrial REIT, Inc.	48,844	992,022
PotlatchDeltic Corp.	24,757	1,298,752
Retail Opportunity Investments Corp.	110,321	1,993,500
Summit Hotel Properties, Inc.*	273,266	2,388,345

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Terreno Realty Corp.	15,294	$928,499
UMH Properties, Inc.	74,123	1,459,482
		26,178,868
Food & Staples Retailing 1.9%
BJ’s Wholesale Club Holdings, Inc.*	17,776	1,028,697
Costco Wholesale Corp.	10,451	4,872,465
Performance Food Group Co.*	88,155	3,820,638
Sprouts Farmers Market, Inc.*	52,775	1,429,675
Walmart, Inc.	53,328	6,859,581
		18,011,056
Food Products 1.2%
Adecoagro SA (Brazil)	155,159	1,723,817
Freshpet, Inc.*(a)	12,409	893,076
Mondelez International, Inc. (Class A Stock)	108,729	6,910,815
Simply Good Foods Co. (The)*	21,572	862,017
Utz Brands, Inc.	94,629	1,324,806
		11,714,531
Gas Utilities 0.3%
New Jersey Resources Corp.	26,859	1,233,365
ONE Gas, Inc.	20,099	1,749,015
		2,982,380
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	116,181	13,646,620
BioLife Solutions, Inc.*	64,827	889,427
CONMED Corp.	11,218	1,304,541
Inari Medical, Inc.*(a)	25,701	1,691,126
Integra LifeSciences Holdings Corp.*	20,370	1,275,977
Intuitive Surgical, Inc.*	13,672	3,112,294
Nevro Corp.*(a)	17,371	757,028
Outset Medical, Inc.*(a)	57,782	1,259,648
Shockwave Medical, Inc.*	4,311	707,909
		24,644,570
Health Care Providers & Services 3.2%
1Life Healthcare, Inc.*(a)	124,000	1,050,280
Acadia Healthcare Co., Inc.*	60,830	4,329,271

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
AMN Healthcare Services, Inc.*	6,224	$603,106
Centene Corp.*	63,014	5,131,860
Cigna Corp.	13,021	3,493,404
Covetrus, Inc.*	32,315	672,798
Invitae Corp.*(a)	267,574	981,996
Laboratory Corp. of America Holdings	20,664	5,098,222
Option Care Health, Inc.*	28,599	868,266
Progyny, Inc.*(a)	53,367	1,686,931
Select Medical Holdings Corp.	29,834	726,458
Tenet Healthcare Corp.*	14,029	907,817
UnitedHealth Group, Inc.	11,203	5,565,426
		31,115,835
Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.*	53,109	907,633
American Well Corp. (Class A Stock)*(a)	372,252	1,407,112
Inspire Medical Systems, Inc.*(a)	13,112	2,318,595
Phreesia, Inc.*	68,086	1,235,080
		5,868,420
Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc. (Class A Stock)*	39,687	4,796,968
Bally’s Corp.*	30,415	795,048
Bloomin’ Brands, Inc.	148,611	3,137,178
Chipotle Mexican Grill, Inc.*	1,432	2,008,452
Denny’s Corp.*	112,112	1,161,480
Everi Holdings, Inc.*	72,237	1,293,042
Marriott International, Inc. (Class A Stock)	17,896	3,070,596
McDonald’s Corp.	27,291	6,883,063
Royal Caribbean Cruises Ltd.*(a)	66,111	3,839,066
Rush Street Interactive, Inc.*	141,290	842,088
Sweetgreen, Inc. (Class A Stock)*(a)	33,843	618,650
Wingstop, Inc.	19,686	1,568,187
		30,013,818
Household Durables 0.5%
Century Communities, Inc.	31,088	1,690,255
Ethan Allen Interiors, Inc.	61,473	1,429,862
Green Brick Partners, Inc.*	26,917	654,621
Tri Pointe Homes, Inc.*	62,488	1,316,622
		5,091,360

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.7%
Procter & Gamble Co. (The)	44,890	$6,638,333
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	44,700	3,202,755
Insurance 2.9%
American Equity Investment Life Holding Co.	15,262	614,448
Axis Capital Holdings Ltd.	76,847	4,500,929
Chubb Ltd.	46,494	9,823,717
CNO Financial Group, Inc.	64,647	1,329,789
Marsh & McLennan Cos., Inc.	39,077	6,250,366
MetLife, Inc.	85,857	5,785,903
		28,305,152
Interactive Media & Services 3.7%
Alphabet, Inc. (Class A Stock)*	8,758	19,926,552
Alphabet, Inc. (Class C Stock)*	4,684	10,683,173
Match Group, Inc.*	9,376	738,641
Meta Platforms, Inc. (Class A Stock)*	16,754	3,244,245
Ziff Davis, Inc.*(a)	16,105	1,229,456
		35,822,067
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	8,162	19,622,999
MercadoLibre, Inc. (Brazil)*	8,626	6,779,001
		26,402,000
IT Services 3.9%
Adyen NV (Netherlands), 144A*	3,668	5,722,196
Affirm Holdings, Inc.*(a)	69,021	1,967,099
CSG Systems International, Inc.	12,676	788,320
EVERTEC, Inc. (Puerto Rico)	30,326	1,150,568
Evo Payments, Inc. (Class A Stock)*	73,334	1,690,349
ExlService Holdings, Inc.*	8,509	1,209,895
Grid Dynamics Holdings, Inc.*	163,899	2,951,821
Mastercard, Inc. (Class A Stock)	21,186	7,581,834
Shift4 Payments, Inc. (Class A Stock)*(a)	36,740	1,677,181
Shopify, Inc. (Canada) (Class A Stock)*	3,379	1,267,531
Snowflake, Inc. (Class A Stock)*	18,539	2,366,503
Visa, Inc. (Class A Stock)	45,073	9,563,138
		37,936,435

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.3%
Brunswick Corp.	38,344	$2,884,619
Life Sciences Tools & Services 0.9%
Azenta, Inc.(a)	16,791	1,286,862
Danaher Corp.	20,978	5,534,416
Olink Holding AB (Sweden), ADR*(a)	59,148	695,581
Pacific Biosciences of California, Inc.*(a)	132,381	745,305
		8,262,164
Machinery 2.2%
Deere & Co.	12,555	4,491,928
Enerpac Tool Group Corp.	86,160	1,681,843
Evoqua Water Technologies Corp.*	18,895	672,473
Fortive Corp.	75,690	4,675,371
Gates Industrial Corp. PLC*	135,736	1,731,992
Otis Worldwide Corp.	66,048	4,913,971
Trinity Industries, Inc.	131,407	3,266,778
		21,434,356
Marine 0.2%
Kirby Corp.*	10,423	703,865
Matson, Inc.	9,176	824,739
		1,528,604
Media 0.3%
AMC Networks, Inc. (Class A Stock)*	17,863	701,302
Cardlytics, Inc.*	43,807	1,135,039
Sinclair Broadcast Group, Inc. (Class A Stock)	33,935	822,245
TEGNA, Inc.	29,211	639,721
		3,298,307
Metals & Mining 0.3%
Commercial Metals Co.	17,627	700,320
Constellium SE*	69,626	1,175,983
ERO Copper Corp. (Brazil)*	51,294	635,020
Novagold Resources, Inc. (Canada)*	109,459	611,876
		3,123,199
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Ladder Capital Corp.	105,331	1,217,626

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.1%
Macy’s, Inc.	40,737	$963,430
Multi-Utilities 1.0%
Dominion Energy, Inc.	95,109	8,010,080
NorthWestern Corp.	28,667	1,756,427
		9,766,507
Oil, Gas & Consumable Fuels 5.6%
ConocoPhillips	333,064	37,423,071
Matador Resources Co.	14,627	890,784
Murphy Oil Corp.	39,176	1,661,846
Oasis Petroleum, Inc.	21,191	3,363,647
Ovintiv, Inc.(a)	34,824	1,949,796
PDC Energy, Inc.	89,442	7,078,440
SFL Corp. Ltd. (Norway)	103,840	1,168,200
World Fuel Services Corp.	30,552	757,384
		54,293,168
Personal Products 1.0%
elf Beauty, Inc.*	154,728	4,118,859
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,998	5,347,141
		9,466,000
Pharmaceuticals 5.4%
AstraZeneca PLC (United Kingdom), ADR	178,600	11,873,328
Bristol-Myers Squibb Co.	167,782	12,659,152
Eli Lilly & Co.	59,702	18,712,995
Innoviva, Inc.*	89,736	1,361,295
Novo Nordisk A/S (Denmark), ADR	30,175	3,331,320
Prestige Consumer Healthcare, Inc.*	65,167	3,637,622
Revance Therapeutics, Inc.*	49,560	677,981
		52,253,693
Professional Services 1.0%
ASGN, Inc.*	28,509	2,714,912
CBIZ, Inc.*	23,006	942,326
Huron Consulting Group, Inc.*	29,513	1,768,419
Kforce, Inc.	26,597	1,746,891

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Korn Ferry	24,653	$1,515,173
TriNet Group, Inc.*	11,637	913,970
		9,601,691
Real Estate Management & Development 0.3%
Kennedy-Wilson Holdings, Inc.	89,663	1,888,303
Newmark Group, Inc. (Class A Stock)	68,518	758,494
Redfin Corp.*	69,101	677,190
		3,323,987
Road & Rail 1.5%
Avis Budget Group, Inc.*	3,255	619,361
Saia, Inc.*	16,118	3,184,756
Uber Technologies, Inc.*	175,617	4,074,315
Union Pacific Corp.	23,171	5,092,522
Werner Enterprises, Inc.	26,935	1,092,753
		14,063,707
Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	11,234	6,517,180
Lam Research Corp.	7,857	4,085,876
Lattice Semiconductor Corp.*	22,409	1,165,716
MACOM Technology Solutions Holdings, Inc.*	48,350	2,635,558
MaxLinear, Inc.*	65,857	2,607,279
NVIDIA Corp.	56,923	10,628,663
NXP Semiconductors NV (China)	30,809	5,846,316
QUALCOMM, Inc.	42,146	6,036,150
Tower Semiconductor Ltd. (Israel)*(a)	85,036	4,103,837
		43,626,575
Software 7.2%
A10 Networks, Inc.	69,820	1,075,926
Adobe, Inc.*	21,792	9,075,932
Atlassian Corp. PLC (Class A Stock)*	19,414	3,442,490
Clear Secure, Inc. (Class A Stock)*(a)	76,570	2,101,081
Crowdstrike Holdings, Inc. (Class A Stock)*	28,264	4,521,957
Descartes Systems Group, Inc. (The) (Canada)*	40,854	2,424,685
Intapp, Inc.*(a)	41,899	832,952
KnowBe4, Inc. (Class A Stock)*	106,443	1,892,557
Microsoft Corp.	98,345	26,737,055
PagerDuty, Inc.*	74,567	1,838,077

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Salesforce, Inc.*	45,318	$7,261,756
Sprout Social, Inc. (Class A Stock)*(a)	36,160	1,841,629
Trade Desk, Inc. (The) (Class A Stock)*(a)	65,975	3,433,999
Varonis Systems, Inc.*	88,843	2,938,038
		69,418,134
Specialty Retail 1.4%
Academy Sports & Outdoors, Inc.	23,015	771,233
Boot Barn Holdings, Inc.*	18,559	1,497,711
Citi Trends, Inc.*	28,688	857,198
Home Depot, Inc. (The)	12,607	3,816,769
Lowe’s Cos., Inc.	22,743	4,441,708
National Vision Holdings, Inc.*(a)	65,357	1,839,146
Zumiez, Inc.*(a)	22,416	735,469
		13,959,234
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	207,455	30,877,603
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	59,867	2,398,871
Lululemon Athletica, Inc.*	12,100	3,541,549
LVMH Moet Hennessy Louis Vuitton SE (France)	11,898	7,686,728
NIKE, Inc. (Class B Stock)	30,237	3,593,667
		17,220,815
Thrifts & Mortgage Finance 0.2%
WSFS Financial Corp.	51,495	2,202,956
Tobacco 0.1%
Vector Group Ltd.	83,943	1,033,338
Trading Companies & Distributors 0.5%
Core & Main, Inc. (Class A Stock)*(a)	68,683	1,620,919

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Herc Holdings, Inc.	6,367	$746,340
Rush Enterprises, Inc. (Class A Stock)	54,668	2,786,974
		5,154,233

Total Long-Term Investments (cost $687,546,471)		940,497,383

Short-Term Investments 7.6%
Affiliated Mutual Fund 5.2%
PGIM Institutional Money Market Fund (cost $50,059,611; includes $50,035,800 of cash collateral for securities on loan)(b)(we)	50,128,965	50,088,861
Unaffiliated Fund 2.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $23,426,824)	23,426,824	23,426,824

Total Short-Term Investments (cost $73,486,435)		73,515,685

TOTAL INVESTMENTS 105.1% (cost $761,032,906)		1,014,013,068
Liabilities in excess of other assets (5.1)%		(49,517,038)

Net Assets 100.0%		$964,496,030

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,826,386; cash collateral of $50,035,800 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).